Premises and Equipment - Premises and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 8,618	$ 8,656
Less accumulated depreciation and amortization	(5,150)	(4,954)
Total Premises and Equipment	3,468	3,702
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	487	504
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,519	3,513
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,439	3,366
Right of Use Assets on Operating Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	1,038	1,141
Right of Use Assets on Finance Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	110	111
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 25	$ 21